Dec-19-06 12:49pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-842 P.002/002 F-522

cik
766704

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

[redacted]

06064119

1-8923

December 19, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HEALTH CARE REIT, INC., 7.5% Series G Cumulative Convertible Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 19, 2006. Tentative listing date – December 20, 2006.

Sincerely,

Paras Madho